Shareholder Report, Line Graph (Details) 193604_Kurv High Income ETF_TF_TSR Annual {TF} - USD ($)		12 Months Ended
	Oct. 30, 2025	May 31, 2026
Kurv High Income ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Kurv High Income ETF NAV
Accumulated Value	$ 10,000	$ 10,750
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 TR
Accumulated Value	$ 10,000	$ 11,191